Income taxes - Summary of Income Tax Expense (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income tax expense	€ (1,087,278)	€ (1,033,115)	€ (473,623)
Deferred tax (charge) benefit	(900,623)	(791,909)	(575,182)
Income tax (expense)	€ (1,987,901)	€ (1,825,024)	€ (1,048,805)